Trade Payables and Other Liabilities - Reconciliation of Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,901	$ 135
Cash receipts in advance of satisfaction of performance obligations	1,189	1,894
Released to the consolidated statements of operations and comprehensive loss	(951)	(128)
Amounts credited to customers	(221)	0
Ending contract liabilities balance	1,918	1,901
Current	592	533
Non-current	1,326	1,368
Deferred revenue	$ 522	$ 48